Provision for Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Employee Benefits Text Block Abstract
Schedule of annual voluntary resignation
Age Group (Years)	Annual Voluntarily Resignation Rate of Direct Cost Staff	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	18%	32%
31-40	9%	19%
41-50	6%	15%
Above 50	0%	0%

Age Group (Years)	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	32%
31-40	19%
41-50	15%
Above 50	0%

Schedule of movement in the present value of plan A defined benefit obligation
	As of December 31,
	2022	2021
Defined benefit obligations at January 1,	$5,827,355	$6,841,673
Transfer to R&I	(19,304)	-
Benefits paid during the year	(922,305)	(462,306)
Current service costs	459,975	649,242
Interest	110,483	102,196
Past service cost and gain (loss) on settlement	155,697	-
Actuarial loss	(559,544)	(627,193)
Exchange differences	(224,557)	(676,257)
Defined benefit obligations at December 31,	$4,827,800	$5,827,355

	As of December 31,
	2022	2021
Defined benefit obligations at January 1,	$-	$-
Transfer from GF Cash (CIT)	19,304	-
Current service costs	1,971	-
Interest	285	-
Exchange differences	254	-
Defined benefit obligations at December 31,	$21,814	$-

Schedule of significant actuarial assumption
Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$4,500,166	$(327,634)	-6.79	-1	$5,201,435	$373,635	7.74
Salary Increase Rate	1	5,064,621	236,821	4.91	-1	4,617,667	(210,133)	-4.35
Turnover Rate	1	4,683,817	(143,983)	-2.98	-1	4,871,730	43,930	0.91
Life Expectancy	+1 Year	4,837,009	9,207	0.19	-1 Year	4,818,657	(9,143)	-0.19

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,406,718	$(412,414)	-7.09	-1	$6,291,799	$472,667	8.12
Salary Increase Rate	1	6,141,412	322,280	5.54	-1	5,534,865	(284,267)	-4.89
Turnover Rate	1	5,596,605	(222,526)	-3.82	-1	5,905,978	86,846	1.49
Life Expectancy	+1 Year	5,832,121	12,989	0.22	-1 Year	5,806,228	(12,904)	-0.22

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$6,246,875	$(594,798)	-8.69	-1	$7,540,239	$698,566	10.21
Salary Increase Rate	1	7,303,544	461,871	6.75	-1	6,442,685	(398,988)	-5.83
Turnover Rate	1	6,515,632	(326,041)	-4.77	-1	6,990,881	149,208	2,18
Life Expectancy	+1 Year	6,860,711	19,038	0.28	-1 Year	6,822,778	(18,895)	-0.28

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$19,346	$(2,469)	-11.32	-1	$24,710	$2,896	13.27
Salary Increase Rate	1	24,176	2,362	10.83	-1	19,782	(2,032)	-9.32
Turnover Rate	1	20,142	(1,672)	-7.67	-1	22,799	985	4.51
Life Expectancy	+1 Year	21,887	73	0.33	-1 Year	21,742	(72)	-0.33

Schedule of defined benefit obligation
Year	Defined Benefit Obligation
2023	$457,315
2024	223,597
2025	386,591
2026	292,415
2027	389,437
2028	262,283
2029	263,201
2030	395,884
2031	598,903
2032	242,779
2033-2045	12,610,884
>2045	8,595,457

Year	Defined Benefit Obligation
2023	$-
2024	-
2025	-
2026	-
2027	-
2028	-
2029	-
2030	-
2031	-
2032	-
2033-2047	296,283
>2047	299,210